NICHOLAS FUND, INC.

                                        November 20, 2000
Report to Fellow Shareholders:

For the first six months of its current fiscal year ending March 31, 2001, Nicholas Fund's total return was
0.37%. During this same time, the S&P 500 was down 3.60%. For the nine months ended September 30, 2000, Nicholas Fund rose 4.59%, comparatively the S&P 500 was down 1.39%. Other stock market indices were also lower, namely, the Dow Jones Industrial Average which declined 6.31% year-to-date while the NASDAQ was off 9.74% .

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended
September 30, 2000.


[CAPTION]
                                                                                  Average Annual Total Return*
                                                                        ----------------------------------


                                                       9        1          5       10        15     July 14, 1969**
                                                     Months    Year      Years    Years     Years     31.2 Years
                                                     ------   ------    ------    ------    ------  ---------------
Nicholas Fund Inc. (Distributions Reinvested)        4.59%    17.27%    16.36%    17.10%    14.31%      13.67%
Standard & Poors 500 Index (Dividends Reinvested)  (1.39)%    13.27%    21.68%    19.43%    17.89%      12.94%
Consumer Price Index                                 2.84%     3.46%     2.53%     2.73%     3.21%       5.11%
Ending value of $10,000 invested in Nicholas
Fund, Inc. (Distributions Reinvested)             $10,459   $11,727    $21,327   $48,467    $74,394    $545,850


Our sector weightings have not changed much in recent months. At September 30, technology was 25% of net assets, health care represented 21%, financials were 19% and consumer staples totaled 12%. In each area, management invests in companies with above-average growth characteristics. Moreover, we practice diversification, especially in the technology portion, thereby reducing risk exposure.

It appears that the economy is starting to slow. Manufacturing is losing steam. Employment, while at an extremely high level, shows signs of moderating. Car sales are beginning to decline and retail sales are tepid. Rising gas prices and the declining Wall Street "wealth effect" are problems too. These facts and a serene inflation outlook indicate that we may have seen the last of tightening moves by the Federal Reserve Board. The possibility of interest rate cuts in 2001 may not be wishful thinking.

In regard to the stock market outlook, our belief is that the overall market has been in a bearish trend since the spring of 1998. Only select stocks, such as Cisco Systems and General Electric, plus the technology stampede of 1999 through early 2000, has made the capitalization-weighted market indices look strong. To illustrate further, the Value Line Geometric Composite Index which has returned just 2.5% a year over the last four years ended October 31, 2000, gives equal weight to each of approximately 1,700 widely held stocks.

Despite extreme and unprecedented stock market volatility in the recent past, management is more sanguine about future investment return prospects. Furthermore, since the indices reflect the outperformance of a few big company stocks, it should be easier for managed portfolios to beat the market averages. We are dedicated to that goal.

Sincerely,


            \s\                        \s\

     Albert O. Nicholas            David O. Nicholas
    Co-Portfolio Manager          Co-Portfolio Manager




*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**Date of initial public offering. Starting time period for Standard & Poor's 500 and the Consumer Price Index was June 30, 1969.



Financial Highlights
(For a share outstanding throughout each period)
---------------------------------------------------------------
[CAPTION]

                                             Six Months
                                         Ended 09/30/2000              Year ended March 31,
                                                             -----------------------------------------
                                            (unaudited)        2000    1999     1998     1997     1996

                                         ----------------      ----    ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD          $84.56         $85.20   $93.98   $67.11   $63.81    $52.22
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                       .05            .39      .51      .36      .40       .57
     Net gains (losses) on securities
      (realized and unrealized)                  .38           5.22     (.43)   32.67     8.64     15.68
                                              ------         ------   ------   ------   ------    ------
     Total from investment operations            .43           5.61      .08    33.03     9.04     16.25
                                              ------         ------   ------   ------   ------    ------
     LESS DISTRIBUTIONS:
     From net investment income                 (.09)          (.31)    (.59)    (.36)    (.42)     (.57)
     From capital gains                       (15.45)         (5.94)   (8.27)   (5.80)   (5.32)    (4.09)
                                              ------         ------   ------   ------   ------    ------
     Total distributions                      (15.54)         (6.25)   (8.86)   (6.16)   (5.74)    (4.66)
                                              ------         ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                $69.45         $84.56   $85.20   $93.98   $67.11    $63.81
                                              ------         ------   ------   ------   ------    ------
                                              ------         ------   ------   ------   ------    ------
TOTAL RETURN                                   0.37%**         6.75%   0.13%  50.98%    14.68%    32.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)         $4,527.7       $4,900.9  $5,619.4 $5,907.2 $3,989.5  $3,655.3
Ratio of expenses to average net assets          .72%*          .73%     .71%     .71%     .72%      .74%
Ratio of net investment income
 to average net assets                           .13%*          .46%     .58%     .44%     .61%      .87%
Portfolio turnover rate                        31.51%*        39.72%   25.04%   17.01%  15.18%     25.70%
  *Annualized.
 **Not annualized.



          The accompanying notes to financial statements
            are an integral part of these statements.
-----------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2000 (unaudited)
-------------------------------------------------------------
                                           Percentage
                                          of Net Assets
                                       ----------------
General Motors Corporation - Class H          3.65%
Cintas Corporation                            2.69%
Mercury General Corporation                   2.64%
Citigroup Inc.                                2.47%
Marshall & Ilsley Corporation                 2.45%
Berkshire Hathaway Inc. - Class A             2.23%
Health Management Associates, Inc. - Class A  2.13%
USA Networks, Inc.                            2.10%
Guidant Corporation                           2.09%
Qwest Communications International Inc.       2.08%
                                              -----

Total of top ten                             24.53%
                                             ------
                                             ------

Schedule of Investments
September 30, 2000 (unaudited)
---------------------------------------------------------------
[CAPTION]

 Shares or                                                      Quoted
  Principal                                                     Market
   Amount                                                        Value
-------------                                              -----------------
                                                              (Note 1(a))

COMMON STOCKS - 94.41%
             Basic Materials - 1.85%
   245,000   Valspar Corporation (The)                            $   5,632,550
 1,950,000   Vulcan Materials Company                                78,365,625
                                                                  -------------
                                                                     83,998,175
                                                                  -------------
             Capital Goods - 0.86%
 1,501,825   Thermo Electron Corporation *                           39,047,450
                                                                  -------------
                                                                     39,047,450
             Communication Services - 6.03%
 1,065,000   Global TeleSystems, Inc. *                               4,859,063
 1,958,882   Qwest Communications International Inc. *               94,148,766
   895,000   Sprint Corp (PCS Group) *                               31,380,937
 2,700,000   Sprint Corporation                                      79,143,750
   763,000   Verizon Communications                                  36,957,813
   750,000   XO Communications Inc. *                                26,390,625
                                                                  -------------
                                                                    272,880,954
                                                                  -------------
             Consumer Cyclicals -
              Products - 1.33%
 1,260,700   Harley-Davidson, Inc.                                   60,356,012
                                                                  -------------
             Consumer Cyclicals -
              Retail - 1.71%
 1,350,000   Circuit City Stores, Inc. - Circuit City Group          31,050,000
   800,000   Kohl's Corporation *                                    46,150,000
                                                                  -------------
                                                                     77,200,000
                                                                  -------------
             Consumer Cyclicals -
              Services - 4.53%
 2,794,850   Cintas Corporation                                     121,750,653
 1,446,000   Fastenal Company                                        83,325,750
                                                                  -------------
                                                                    205,076,403
                                                                  -------------
             Consumer Staples - Drug,
              Retail, Food & Beverage - 4.82%
 1,735,000   CVS Corporation                                         80,352,187
 1,550,000   McDonald's Corporation                                  46,790,625
 2,400,000   Walgreen Co.                                            91,050,000
                                                                  -------------
                                                                    218,192,812
                                                                  -------------
             Consumer Staples - Media &
              Entertainment - 7.35%
 1,388,600   Clear Channel Communications, Inc. *                    78,455,900
   625,000   Time Warner Inc.                                        48,906,250
 4,330,000   USA Networks, Inc. *                                    94,989,375
   711,925   Viacom Inc. - Class B *                                 41,647,612
 1,800,000   Walt Disney Company (The)                               68,850,000
                                                                  -------------
                                                                    332,849,137
                                                                  -------------
             Energy - 1.33%
   350,000   Anadarko Petroleum Corporation                          23,261,000
   200,000   Coastal Corporation (The)                               14,825,000
   250,000   Exxon Mobil Corporation                                 22,281,250
                                                                  -------------
                                                                     60,367,250
                                                                  -------------
             Financial - Banks &
              Diversified Financials - 8.52%
 2,070,666   Citigroup Inc.                                         111,945,381
 1,603,218   Fifth Third Bancorp                                     86,373,370
 1,415,200   Freddie Mac                                             76,509,250
 2,209,063   Marshall & Ilsley Corporation                          110,729,283
                                                                  -------------
                                                                    385,557,284
                                                                  -------------
             Financial - Brokerage &
              Investment Management - 5.66%
     1,569   Berkshire Hathaway Inc. - Class A *                    101,043,600
 1,400,000   Merrill Lynch & Co., Inc.                               92,400,000
   688,000   Morgan Stanley Dean Witter & Co.                        62,909,000
                                                                  -------------
                                                                    256,352,600
                                                                  -------------
             Financial - Insurance - 4.44%
 4,220,300   Mercury General Corporation +                          119,487,244
 2,737,000   Protective Life Corporation                             81,767,875
                                                                  -------------
                                                                    201,255,119
                                                                  -------------
             Financial - Real Estate - 0.01%
   760,625   HomeFed Corporation *                                      456,375
                                                                  -------------
             Health Care - Products - 16.89%
 1,850,000   Abbott Laboratories                                     87,990,625
 1,156,000   American Home Products Corporation                      65,386,250
   945,000   Elan Corporation, plc *                                 51,738,750
   800,000   Eli Lilly and Company                                   64,900,000
 1,341,000   Guidant Corporation *                                   94,791,938
 1,023,796   Medtronic, Inc.                                         53,045,430
 1,180,000   Pfizer Inc.                                             53,026,250
   775,100   Pharmacia Corporation                                   46,651,331
 1,763,600   Stryker Corporation                                     75,724,575
 3,327,400   Sybron International Corporation *                      79,857,600
 1,414,927   Watson Pharmaceuticals, Inc. *                          91,793,389
                                                                  -------------
                                                                    764,906,138
                                                                  -------------
             Health Care Services - 3.97%
   905,725   Cardinal Health, Inc.                                   79,873,623
 4,631,737   Health Management Associates, Inc. - Class A *          96,398,026
   961,052   National HealthCare Corporation * +                      3,483,814
                                                                  -------------
                                                                    179,755,463
                                                                  -------------
             Technology - Communication
              Equipment - 6.71%
 2,000,000   ADC Telecommunications, Inc. *                          53,781,200
   550,000   Alcatel                                                 34,581,250
 2,550,000   Motorola, Inc.                                          72,037,500
   520,000   Nokia OYJ                                               20,702,500
   850,000   Nortel Networks Corporation                             50,628,125
   325,000   QUALCOMM Incorporated *                                 23,156,250
 1,020,000   Tellabs, Inc. *                                         48,705,000
                                                                  -------------
                                                                    303,591,825
                                                                  -------------
             Technology - Hardware  8.87%
   162,095   Agilent Technologies *                                   7,932,524
   675,000   Cisco Systems, Inc. *                                   37,293,750
 1,950,000   Compaq Computer Corporation                             53,781,000
   750,000   Dell Computer Corporation *                             23,109,375
   500,000   EMC Corporation *                                       49,562,500
   150,700   Gateway, Inc. *                                          7,045,225
   425,000   Hewlett-Packard Company                                 41,225,000
 1,013,500   Intel Corporation                                       42,123,594
   350,000   International Business Machines Corporation             39,375,000
   615,000   Sun Microsystems, Inc. *                                71,801,250
   600,000   Texas Instruments Incorporated                          28,312,500
                                                                  -------------
                                                                    401,561,718
                                                                  -------------
             Technology - Services - 5.88%
   850,000   Automatic Data Processing, Inc.                         56,843,750
   425,000   Computer Sciences Corporation *                         31,556,250
 4,450,200   General Motors Corporation - Class H *                 165,458,436
 2,007,100   Loral Space & Communications Ltd. *                     12,293,488
                                                                  -------------
                                                                    266,151,924
                                                                  -------------
             Technology Software - 3.65%
   350,000   Microsoft Corporation *                                 21,109,375
   590,000   Oracle Corporation *                                    46,462,500
   800,000   Rational Software Corporation *                         55,500,000
   297,500   VERITAS Software Corporation *                          42,245,000
                                                                   ------------
                                                                    165,316,875
                                                                   ------------
              TOTAL COMMON STOCKS
               (cost $2,507,228,659)                              4,274,873,514
                                                                  -------------


SHORT-TERM INVESTMENTS - 5.70%

                     Commercial Paper - 5.19%
-------------------------------------------------------------
       $ 5,000,000   Universal Foods Corporation
                     6.80%, due October 2, 2000           5,000,000
         4,500,000   Fiserv, Inc.
                     6.80%, due October 3, 2000           4,499,150
         8,500,000   Universal Foods Corporation
                     6.80%, due October 4, 2000           8,496,789
         2,500,000   Banta Corporation
                     6.80%, due October 5, 2000           2,498,583
         2,000,000   Quad/Graphics, Inc.
                     6.80%, due October 5, 2000           1,998,867
         9,000,000   Quad/Graphics, Inc.
                     6.80%, due October 6, 2000           8,993,200
        10,000,000   A.O. Smith Corporation
                     6.80%, due October 10, 2000          9,984,889
         6,000,000   Banta Corporation
                     6.80%, due October 11, 2000          5,989,800
        15,000,000   ConAgra, Inc.
                     6.67%, due October 11, 2000         14,974,987
         7,500,000   Briggs & Stratton Corporation
                     6.80%, due October 12, 2000          7,485,833
         4,500,000   Fiserv, Inc.
                     6.80%, due October 12, 2000          4,491,500
        16,500,000   Fiserv, Inc.
                     6.80%, due October 13, 2000         16,465,717
         7,000,000   Banta Corporation
                     6.80%, due October 16, 2000          6,981,489
         7,800,000   Fiserv, Inc.
                     6.80%, due October 17, 2000          7,777,900
         3,200,000   Marcus Corporation
                     6.80%, due October 18, 2000          3,190,329
        11,000,000   WICOR Industries, Inc.
                     6.80%, due October 29, 2000         10,964,678
        11,500,000   Fiserv, Inc.
                     6.80%, due October 20, 2000         11,460,900
         6,500,000   Banta Corporation
                     6.80%, due October 23, 2000          6,474,217
         6,000,000   Universal Foods Corporation
                     6.80%, due October 24, 2000          5,975,067
         6,000,000   Fiserv, Inc.
                     6.80%, due October 25, 2000          5,973,933
         5,000,000   A.O. Smith Corporation
                     6.80%, due October 26, 2000          4,977,333
        10,000,000   Fiserv, Inc.
                     6.80%, due October 27, 2000          9,952,778
         9,500,000   Universal Foods Corporation
                     6.80%, due October 30, 2000          9,449,755
         5,000,000   Banta Corporation
                     6.80%, due October 31, 2000          4,972,611
        14,400,000   Fiserv, Inc.
                     6.80%, due November 1, 2000         14,318,400
         4,000,000   A.O. Smith Corporation
                     6.80%, due November 2, 2000          3,976,578
         7,500,000   Marcus Corporation
                     6.80%, due November 3, 2000          7,454,667
         4,000,000   Quad/Graphics, Inc.
                     6.80%, due November 6, 2000          3,973,556
         5,000,000   WICOR Industries, Inc.
                     6.80%, due November 7, 2000          4,966,000
         5,000,000   Fiserv, Inc.
                     6.80%, due November 8, 2000          4,965,056
         8,300,000   Quad/Graphics, Inc.
                     6.80%, due November 9, 2000          8,240,424
         8,000,000   Universal Foods Corporation
                     6.85%, due November 10, 2000         7,940,633
                                                      -------------
                                                        234,865,619
                                                      -------------
                     Variable Rate Demand Notes - 0.51%
        21,614,985   Firstar Bank U.S.A., N.A.
                     6.29%, due October 2, 2000            21,614,985
         1,310,000   Sara Lee Corporation
                     6.22%, due October 2, 2000             1,310,000
           110,000   Wisconsin Electric Power Company
                     6.24%, due October 2, 2000               110,000
                                                       --------------
                                                           23,034,985
                                                       --------------

              TOTAL SHORT-TERM INVESTMENTS
               (cost $257,231,055)                        257,900,604
                                                         ------------

              TOTAL INVESTMENTS
               (cost $2,764,459,714) - 100.11%          4,532,774,118
                                                      ---------------
              LIABILITIES
               NET OF OTHER ASSETS - (0.11)%               (5,098,052)
                                                      ---------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above) - 100%             $4,527,676,066
                                                      ---------------
                                                      ---------------

 + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)

 * Nondividend paying security.

   The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2000 (unaudited)
--------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a)) -
          Nonaffiliated issuers (cost $2,729,262,810) -
            see accompanying schedule of investments.........   $4,409,803,061
          Affiliated issuers (cost $35,196,904) -
            see accompanying schedule of investments (Note 5)      122,971,057
                                                                --------------
               Total investments.......................          4,532,774,118
                                                                --------------
     Receivables --
          Investment securities sold...................             11,578,462
          Dividends and interest.......................                796,827
                                                                --------------
               Total receivables.......................             12,375,289
                                                                --------------
               Total assets............................          4,545,149,407
                                                                --------------

LIABILITIES:
     Payables --
          Investment securities purchased..............             12,678,690
          Management fee (Note 2)......................              2,528,658
          Other payables and accrued expenses..........              2,265,993
                                                                --------------
               Total liabilities.......................             17,473,341
                                                                --------------
               Total net assets........................         $4,527,676,066
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:
      Fund shares issued and outstanding...............         $2,614,492,495
      Net unrealized appreciation on
      investments (Note 3).............................          1,767,644,855
      Accumulated undistributed net realized
      gains on investments.............................            142,682,079
      Accumulated undistributed net investment income..              2,856,637
                                                                --------------
                                                                $4,527,676,066
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized), offering price and redemption price ($4,527,676,066/65,190,641 shares
     outstanding).....................................                  $69.45
                                                                        ------
                                                                        ------

          The accompanying notes to financial statements are an integral part of this statement.


Statement of Operations
For the six months ended September 30, 2000 (unaudited)
--------------------------------------------------------

INCOME:
     Dividends --
          Nonaffiliated issuers .......................           $ 11,339,863
          Affiliated issuers (Note 5)..................              2,912,336
     Interest..........................................              5,318,502
                                                                --------------
                                                                    19,570,701
                                                                --------------
EXPENSES:
     Management fee (Note 2)...........................             15,080,554
     Transfer agent fees...............................              1,142,341
     Postage and mailing ..............................                147,428
     Custodian fees....................................                115,844
     Printing .........................................                 66,880
     Registration fees.................................                 31,158
     Telephone ........................................                 15,530
     Legal fees........................................                 15,000
     Audit and tax consulting fees.....................                 11,000
     Directors' fees...................................                  7,593
     Other operating expenses..........................                 18,610
                                                                 -------------
                                                                    16,651,938
                                                                --------------
               Net investment income...................              2,918,763
                                                                --------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
          Nonaffiliated issuers ............................       186,880,793
          Affiliated issuers (Note 5) ......................       (41,791,819)
                                                                --------------
                                                                   145,088,974
                                                                --------------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            (131,506,411)
                                                                --------------
               Net realized and unrealized gain on investments      13,582,563
                                                                --------------
               Net increase in net assets resulting
               from operations..............................       $16,501,326
                                                                --------------
                                                                --------------

               The accompanying notes to financial statements
                  are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2000 (unaudited)
and the year ended March 31, 2000
------------------------------------------------------------
[CAPTION]

                                                                            Six Months
                                                                          Ended 09/30/2000         2000
                                                                          -------------       --------------
OPERATIONS:
    Net investment income................................................ $    2,918,763      $   24,088,499
    Net realized gains on investments....................................    145,088,974         943,646,604
    Net decrease in unrealized appreciation on investments...............   (131,506,411)       (657,712,416)
                                                                          --------------      --------------
             Net increase in net assets resulting
             from operations...........................................       16,501,326         310,022,687
                                                                          --------------      --------------


DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.0900 and $0.3114 per share, respectively)......................     (5,072,063)       (19,670,553)
    Distributions from net realized gains on investment transactions
      ($15.4500 and $5.9433 per share, respectively).....................   (870,704,274)      (384,359,917)
                                                                          --------------      --------------

             Total distributions.........................................   (875,776,337)      (404,030,470)
                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (1,224,339 and 3,201,699
      shares, respectively)..............................................     92,211,789        260,402,343
    Reinvestment of distributions (11,436,095 and 4,460,866
      shares, respectively)                                                  800,069,205         374,800,666
    Cost of shares redeemed (5,428,977 and 15,655,897 shares,
      respectively)......................................................   (406,236,112)     (1,259,669,228)
                                                                          --------------      --------------
             Increase (decrease) in net assets derived from capital share
               transactions                                                  486,044,882        (624,466,219)
                                                                          --------------      --------------
             Total decrease in net assets                                   (373,230,129)       (718,474,002)
                                                                          --------------      --------------

NET ASSETS:
    Beginning of the period (including undistributed net
     investment income of $5,009,937 and $244,740, respectively).........     4,900,906,195     5,619,380,197
                                                                          ----------------    --------------
    End of the period (including undistributed net investment
     income of $2,856,637 and $5,009,937, respectively)...............       $4,527,676,066    $4,900,906,195
                                                                          ----------------    --------------
                                                                          ----------------    --------------


    The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2000 (unaudited)
-------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific identification.

    (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gains on investments and accumulated undistributed net investment income. Accordingly, at September 30, 2000 no reclassifications were required.

    (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million and .65 of 1% on an annual basis of the average net asset value in excess of $50 million.
    Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of September 30, 2000, based on investment cost for federal tax purposes is as follows:


Aggregate gross unrealized appreciation on investments......   $1,972,749,793
Aggregate gross unrealized depreciation on investments......     (205,104,938)
                                                               ---------------
Net unrealized appreciation ................................     $1,767,644,855
                                                               ---------------
                                                               ---------------


(4) Investment Transactions --
    For the six months ended September 30, 2000, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $707,215,908 and $1,123,236,560, respectively.




(5) Transactions with Affiliates -
    Following is an analysis of fiscal 2001 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

[CAPTION]

                                                                                             Amount of
                                                                                              Capital
                                                                             Amount of      Gain/(Loss)
                                                                                Dividends    Realized
                                                 Share Activity                 Credited      on Sale
                                                 ______________                 to Income    of Shares
                                     Balance                          Balance   in Fiscal    in Fiscal
           Security Name            03/31/00   Purchases    Sales    09/30/00     2001         2001
           -------------           ----------- ---------    -----     -------   ---------    ---------
Mercury General Corporation         4,237,400      -        17,100   4,220,300  $2,025,744   $   357,048
National HealthCare Corporation     1,099,452      -       138,400     961,052      -         (4,210,375)
National Health Investors, Inc. (a) 1,385,300      -     1,385,300       -         886,592   (37,938,492)
                                                                               --------------------------
                                                                                 2,912,336   (41,791,819)
                                                                             ==========================


(a) As of September 30, 2000, the Fund is no longer affiliated with this company.


Historical Record (unaudited)
-------------------------------------------------------------------------
[CAPTION]

                                              Net Investment                      Dollar
                                  Net             Income       Capital Gain      Weighted         Growth of an
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    -------------    -------------    --------------   ---------------
July 14, 1969*...............   $ 6.59        $  --            $  --               --             $ 10,000
March 31, 1986...............    35.26         0.5750           0.6100            15.8 times        87,699
March 31, 1987...............    39.94         0.8820           0.1870            16.3             102,387
March 31, 1988...............    32.15         1.8400           4.0340            14.1              98,557
March 31, 1989...............    35.27         1.0250           0.4510            13.2             113,155
March 31, 1990...............    37.72         0.9240           1.0540            14.9             127,360
March 31, 1991...............    42.99         0.7900           0.2250            16.9             149,180
March 31, 1992...............    49.68         0.6790           0.8240            19.4             178,011
March 31, 1993...............    52.91         0.6790           2.0420            18.5             200,098
March 31, 1994...............    51.10         0.8175           1.0470            16.7             200,182
March 31, 1995...............    52.22         0.7070           3.3170            17.2             221,970
March 31, 1996...............    63.81         0.5650           4.0945            21.0             293,836
March 31, 1997..............     67.11         0.4179           5.3166            21.7             336,973
March 31, 1998...............    93.98         0.3616           5.8002            30.0             508,762
March 31, 1999...............    85.20         0.5880           8.2716            31.7             509,446
March 31, 2000...............    84.56         0.3114           5.9433            37.3             543,813
September 30, 2000...........    69.45         0.0900(a)       15.4500(a)         36.4             545,850

    * Date of Initial Public Offering.
   ** Based on latest 12 months accomplished earnings.
  *** Assuming reinvestment of all distibutions.


 (a) Paid June 19, 2000 to shareholders of record June 16, 2000.


     Range in quarter end price/earnings
     ratios since December 31, 1974
          High                          Low
      ---------------               ---------------
   March 31, 2000 37.3           March 31, 1982 8.3




AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

[CAPTION]

                                                                           Nicholas Fund
                                                                   ______________________________
     $1,000 initial investment on                                    07-14-69*      09-30-90

     Number of years of investing $100 each month following
          the date of the initial investment                           31.2           10
     Total cash invested                                              $ 38,500       $13,000
     Total dividends and capital gains distributions reinvested       $363,428       $14,809
     Total full shares owned 09/30/00                                   11,779           442
     Total market value on 09/30/00                                   $818,039       $30,684


The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Date of initial public offering.


         NICHOLAS FAMILY OF FUNDS DECEMBER 2000 DISTRIBUTION SCHEDULE

[CAPTION]

FUND                       RECORD DATE       EX-DIVIDEND DATE      PAYMENT DATE
NICHOLAS FUND              December 21       December 22           December 22
NICHOLAS II                December 20       December 21           December 21
NICHOLAS LIMITED EDITION   December 27       December 28           December 28
NICHOLAS EQUITY INCOME     December 26       December 27           December 27
NICHOLAS INCOME            December 27       December 28           December 28

                              Officers and Directors

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         MELVIN L. SCHULTZ, Director

                          RICHARD SEAMAN, Director

                 DAVID L. JOHNSON, Executive Vice President

       THOMAS J. SAEGER, Executive Vice President and Secretary

              DAVID O. NICHOLAS, Senior Vice President

              LYNN S. NICHOLAS, Senior Vice President

        JEFFREY T. MAY, Senior Vice President and Treasurer

                MARK J. GIESE, Vice President

               CANDACE L. LESAK, Vice President

                        Investment Adviser
                      NICHOLAS COMPANY, INC.
                       Milwaukee, Wisconsin
                  414-272-6133 or 800-227-5987

                         Transfer Agent
                FIRSTAR MUTUAL FUND SERVICES, LLC
                      Milwaukee, Wisconsin
                 414-276-0535 or 800-544-6547

                          Custodian
            FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                        Cincinnati, Ohio

                          Auditors
                    ARTHUR ANDERSEN LLP
                   Milwaukee, Wisconsin

                         Counsel
                 DAVIS & KUELTHAU, S.C.
                  Milwaukee, Wisconsin

-----------------------------------------------------------------------

        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

700 North Water Street
Milwaukee, Wisconsin  53202
www.nicholasfunds.com
September 30, 2000